Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue from Contracts with Customers by Revenue Stream (Details)	9 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Disaggregation of Revenue [Line Items]
Revenues	$ 7,396,068	$ 950,541	$ 12,354,572
Successor [Member]
Disaggregation of Revenue [Line Items]
Revenues				$ 8,689,749
Predecessor [Member]
Disaggregation of Revenue [Line Items]
Revenues
System development [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,162,140	534,918	5,903,175
System development [Member] | Successor [Member]
Disaggregation of Revenue [Line Items]
Revenues				5,969,112
System development [Member] | Predecessor [Member]
Disaggregation of Revenue [Line Items]
Revenues
Hardware installation [Member]
Disaggregation of Revenue [Line Items]
Revenues	967,210	124,305
Hardware installation [Member] | Successor [Member]
Disaggregation of Revenue [Line Items]
Revenues
Hardware installation [Member] | Predecessor [Member]
Disaggregation of Revenue [Line Items]
Revenues
NFT [Member]
Disaggregation of Revenue [Line Items]
Revenues			2,600,000
NFT [Member] | Successor [Member]
Disaggregation of Revenue [Line Items]
Revenues				1,585,000
NFT [Member] | Predecessor [Member]
Disaggregation of Revenue [Line Items]
Revenues
Web and mobile application development [Member]
Disaggregation of Revenue [Line Items]
Revenues			800,000
Web and mobile application development [Member] | Successor [Member]
Disaggregation of Revenue [Line Items]
Revenues
Web and mobile application development [Member] | Predecessor [Member]
Disaggregation of Revenue [Line Items]
Revenues
AI-OCR development [Member]
Disaggregation of Revenue [Line Items]
Revenues	195,750	25,158	807,880
AI-OCR development [Member] | Successor [Member]
Disaggregation of Revenue [Line Items]
Revenues				80,970
AI-OCR development [Member] | Predecessor [Member]
Disaggregation of Revenue [Line Items]
Revenues
Technological support and maintenance service and other services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 2,070,968	$ 266,160	$ 2,243,517
Technological support and maintenance service and other services [Member] | Successor [Member]
Disaggregation of Revenue [Line Items]
Revenues				$ 1,054,667
Technological support and maintenance service and other services [Member] | Predecessor [Member]
Disaggregation of Revenue [Line Items]
Revenues